Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of amounts reported in the financial statements to amounts reported on Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$3,892,629,039	$3,618,213,518
Deemed distributions of participant loans	(253,140)	(198,891)
Net assets available for benefits per Form 5500	$3,892,375,899	$3,618,014,627

	Years Ended December 31,
	2025	2024
Net increase in net assets available for benefits per the financial statements	$274,415,521	$443,636,978
Change in deemed distributions of participant loans	(54,249)	22,467
Change in difference between contract value and fair value of fully benefit-responsive investment contracts	—	10,883,954
Net income per Form 5500	$274,361,272	$454,543,399